COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 11:-       COMMITMENTS AND CONTINGENT LIABILITIES

a.      Lease commitments:

The Company and EZchip Technologies lease facilities in Yokneam and Kiryat Gat, Israel under operating lease agreements which expire in January 2016 and October 2015, respectively, with monthly payments in the amount of $43 and $9, respectively. The Company has an option to extend the Kiryat Gat lease agreement for an additional five years.

The Company has the right to terminate the Yokneam operating lease agreements with an advance notice of 90 days. The Company has the right to terminate the Kiryat Gat operating lease agreements with an advance notice of 180 days and payment of a penalty.

EZchip Semiconductor Inc. ( formerly known as Tilera Corporation) has operating lease agreements for rental spaces in the United States that escalate over the lives of the leases. The Company expenses the escalating lease payments using the straight-line method over the lives of the operating leases, which results in an accrued liability in the consolidated balance sheets.

EZchip Inc. had leased two offices in the United States under lease agreements for a monthly payment of $8. Following the acquisition of EZchip Semiconductor Inc., the Company terminated such agreements and has moved its offices into the offices of EZchip Semiconductor Inc.

The Company leases motor vehicles under standard commercial operating leases.

EZchip Semiconductor Inc has entered into non-cancelable software term license agreements with vendors to license software used in the development process. Software term licenses used in research and development are expensed over the term of the license as well as software and support contracts by the sales and finance departments.

Aggregate minimum lease commitments under non-cancelable operating leases were $2,944 as of December 31, 2014.

Total lease expenses for the Company and subsidiaries for the years ended December 31, 2014, 2013 and 2012, amounted to $2,542, $2,485 and $2,283, respectively.

b.        Royalties commitments:

The Company participates in programs sponsored by the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of Israel (the “OCS”) to support of the Company's research and development activities.

In each of the years 2014, 2013 and 2012, the OCS participated in the Company's research and development budgets. Pursuant to such programs, the OCS granted up to 50% of the approved budget for certain periods ending December 31, 2014.

In connection with the OCS participation, the Company is obligated to pay royalties to the OCS calculated at the rate of 3.5% to 4.5% of sales of the products developed with the OCS's participation. Up to 100% of the grants received are linked to the U.S. dollar bearing annual interest at a rate of LIBOR.

With respect to the royalties paid for revenues that the Company derives from its partnership with Marvell (see also Notes 2r and 2y), royalties to the OCS are calculated based on Marvell's sale price to Cisco.

As of December 31, 2014, the Company has a contingent obligation of $21,305 which is comprised of the amounts of royalty bearing grants received from the OCS less royalties repaid. For the years ended December 31, 2014, 2013 and 2012, royalty expenses, as part of the Company's cost of revenues, were $ 312, $42 and $0, respectively.

As of December 31, 2014 and 2013, the Company has accrued royalties pursuant to the OCS programs in the amount of $306 and $42, respectively.

                                     Subsequent to balance sheet date, in February 2015, the Company prepaid $9,942 to the OCS in respect of the above contingent obligation to save future interest costs.

c.       Purchase commitments:

As of December 31, 2014, the Company had $2,711 in non-cancelable purchase commitments with its suppliers.